Ordinary Shares	6 Months Ended
Jun. 30, 2026
Ordinary Shares [Abstract]
ORDINARY SHARES

17. ORDINARY SHARES

The Company is authorized to issue a total of 100,000,000 Class A ordinary shares of a par value of US$0.0001 each and a total of 400,000,000 Class B ordinary shares of a par value of US$0.0001 each. Each Class A ordinary share is entitled to twenty-five votes; and each Class B ordinary share is entitled to one vote. Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share. In no event shall any Class B ordinary share be convertible into any Class A ordinary share.

Increase in share capital

Effective October 23, 2025, the Group increased its authorized share capital from US$50,000 divided into 500,000,000 shares, comprising (i) 100,000,000 Class A ordinary shares with a par value of US$0.0001 per share and (ii) 400,000,000 Class B ordinary shares with a par value of US$0.0001 per share, to US$400,000 divided into 4,000,000,000 shares, comprising (i) 500,000,000 Class A ordinary shares and (ii) 3,500,000,000 Class B ordinary shares, each with a par value of US$0.0001 per share.

Reverse Stock Split

The Company implemented a 1-for-20 reverse share split of all classes of our ordinary shares effective on April 6, 2026 pursuant to which every 20 ordinary shares was combined into one ordinary share. As a result of the reverse stock split, the par value of the Class A ordinary shares and Class B ordinary shares changed from US$0.0001 each to US$0.002 each. Unless otherwise noted herein, all share and per share information in these unaudited condensed consolidated financial statements give effect to the reverse stock split.

Ordinary shares

On July 31, 2025, the Company issued 4,207 Class B ordinary shares to Sara International Holdings Ltd. (“Sara”) pursuant to a Share Issuance Agreement to settle an outstanding payable to Sara with a principal amount of US$98,865. Based on the closing price of the Company’s ordinary shares on July 31, 2025, the Company recognized a loss of US$18,081 in connection with the settlement of this liability through the issuance of equity.

On August 5, 2025, the Company issued an aggregate of 92,593 Class B ordinary shares to two investors, Zhu Li and Shi Zhengjian, consisting of 17,284 and 75,309 shares, respectively. The Company received gross proceeds of $140,000 and $610,000 from the respective investors.

On September 18, 2025, the Company issued 259,063 Class B ordinary shares to acquire 1,745 ordinary shares of Aitos, representing approximately 16.58% of Aitos’s issued and outstanding share capital. See Note 8 for further details.

During the year ended December 31, 2025, the Company granted an aggregate of 2,574,354 Class B ordinary shares to 17 active employees and five independent directors under share-based compensation arrangements. As of December 31, 2025, 1,058,327 shares had vested and been issued. During the six months ended June 30, 2026, 265,841 shares had vested and been issued, and 413,393 shares were forfeited. See Note 15 for further details.

During the six months ended June 30, 2026, the Company granted an aggregate of 7,000,000 Class A ordinary shares to Mr. Alan Nan Wu, 54,933 Class B ordinary shares to three independent directors and 19,800,000 Class B ordinary shares to 8 active employees or directors under share-based compensation arrangements. As of June 30, 2026, all of the 7,000,000 Class A ordinary shares granted to Mr. Alan Nan Wu and 54,933 Class B ordinary shares granted to the independent directors had vested and been issued. See Note 15 for further details.

During the year ended December 31, 2025, the Company granted an aggregate of 380,055 Class B ordinary shares to five external consultants under share-based compensation arrangements. As of December 31, 2025, 250,836 shares had vested and been issued. During the six months ended June 30, 2026, nil shares had vested and been issued. See Note 15 for further details.

During the year ended December 31, 2025, the Company issued an aggregate of 2,259,662 Class B ordinary shares to former employees and other external service providers in consideration for services rendered or in settlement of outstanding obligations. During the six months ended June 30, 2026, the Company issued an aggregate of 8,589,982 Class B ordinary shares to former employees or external service providers in consideration for services rendered. See Note 15 for further details.

On February 25, 2026, the Group entered into a settlement agreement with Mr. Shen Heyong to settle outstanding consulting fees of US$300,000 through the issuance of 122,721 Class B ordinary shares. The shares were issued on May 7, 2026, and the liability was fully extinguished upon issuance. Accordingly, the Group recognized a gain on debt settlement of US$227,595, based on the fair value of the shares issued on the settlement date.

During the six months ended June 30, 2026, the Company completed the acquisitions of Neurovia and QC Capital. In connection with these acquisitions, the Company issued an aggregate of 124,589,762 ordinary shares as purchase consideration, comprising 104,097,957 ordinary shares issued to the sellers of Neurovia and 20,491,805 ordinary shares issued to the sellers of QC Capital. See Note 5 and Note 6 for further details.

During the six months ended June 30, 2026, in connection with the acquisition of exclusive usage rights to a CKD automotive assembly facility in Pakistan, the Company issued 500,000 Class B ordinary shares to JW International LLC-FZ as consideration. See Note 14 for further details.

During the six months ended June 30, 2026, JAK completed a series of conversions with an aggregate conversion amount of US$9.7 million. Pursuant to these conversions, the Group issued 4,786,414 Class B ordinary shares at conversion prices ranging from US$1.1 to US$5.0 per share. The fair value of the converted convertible notes was US$13.6 million. See Note 12 for further details.

During the six months ended June 30, 2026, pursuant to the Equity Purchase Facility, the Company completed multiple Advances, pursuant to which it issued an aggregate of 2,500,000 Class B ordinary shares to SZOP for aggregate gross proceeds of US$2.1 million.

As of June 30, 2026 and December 31, 2025, 8,817,501 and 1,817,501 Class A ordinary shares were issued and outstanding, 158,127,877 and 16,718,224 Class B ordinary shares were issued and outstanding.

Equity Purchase Facility

On December 11, 2025, the Group entered into an Equity Purchase Facility Agreement (the “EPFA”) with SZOP Opportunities I LLC (“SZOP”), pursuant to which the Group has the right, but not the obligation, to sell up to US$100.0 million of its newly issued Class B ordinary shares to SZOP over the term of the EPFA.

Under the EPFA, the Group may, at its sole discretion and subject to the terms and conditions set forth therein, deliver advance notices to require SZOP to purchase specified amounts of shares (each, an “Advance”), subject to a maximum advance amount per notice. There is no minimum usage requirement and no commitment or non-usage fee. The EPFA limits SZOP’s beneficial ownership to 4.99% of the Group’s outstanding Class B ordinary shares (or voting power), which may be increased or decreased by SZOP upon 61 days’ prior notice, up to a maximum of 9.99%.

The Group is restricted from entering into certain variable rate transactions during the term of the EPFA and is subject to limitations on additional equity issuances during the defined restricted period, including providing SZOP participation rights in certain subsequent placements.

During the six months ended June 30, 2026, the Company have received gross proceeds of approximately US$2.1 million from the sale of an aggregate of 2,500,000 Class B ordinary shares, after giving effect to the reverse stock split, pursuant to the EPFA and have approximately US$97.9 million worth of Class B ordinary shares still available to be issued and sold pursuant to the EPFA.